Cash and Cash Equivalents: (Details Text) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2017	Nov. 22, 2017
Cash And Cash Equivalents Details Text [Abstract]
Receivable from sale of Data	$ 59.0
Initial deposit to trust account	40.0
Subsequent monthly deposits to trust account	$ 29.5
Total deposits to trust account		$ 187.5
Transferred to US and Canadian accounts		99.0
Remaining in trust account		$ 88.5